Note 13 - Deferred Power Purchase Contract Revenue (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			14 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 1997	Jun. 30, 2012	Dec. 31, 2010
Power Purchase Contract Term						30 years
Remaining Power Purchase Term			23 years
Average Power Purchase Rate			29	29
Deferred Revenue From Power Purchase Contract (in Dollars)			$ 440,000				$ 440,000
Opening Balance Unfavorable Contracts (in Dollars)		3,705,000
Change In Provision For Contract Loss (in Dollars)							186,000
Contract Term				30 years
Deferred Revenue				879,000				929,000
Unfavorable Contract Liabilities			3,519,413	3,489,287	[1]		3,519,413
Letter Of Credit Amount				750,000
Escrow Deposit				88,000				50,000
Payments for Deposits	28,125	12,750
Remaining PPA Contract Term [Member]
Contract Term				23 years
Woodstock Hills Wind Farm [Member]
Deferred Revenue				231,000
Woodstock Hills Wind Farm [Member]
Unfavorable Contract Liabilities		3,418,000		70,000
Minimum [Member]
Power Purchase Rates			16
Power Purchase Rate				16
Maximum [Member]
Power Purchase Rates			45
Power Purchase Rate				45
Letter Of Credit One [Member]
Letter Of Credit Amount				500,000
Letter Of Credit Two [Member]
Letter Of Credit Amount				$ 255,000

[1]	Derived from December 31, 2011 audited financial statements